Unaudited Condensed Quarterly Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Unaudited Condensed Quarterly Financial Data
25. UNAUDITED CONDENSED QUARTERLY FINANCIAL DATA

	December 31,		September 30,		June 30,		March 31,
	2020	2019	2020	2019	2020	2019	2020	2019
INCOME
Net premiums earned	$108,146	$185,336	$161,724	$175,802	$142,871	$190,962	$159,351	$251,947
Fees and commission income	14,121	9,522	10,787	6,437	10,010	6,017	7,528	6,477
Net investment income	61,530	76,847	72,130	81,502	94,443	74,271	74,714	75,651
Net realized and unrealized gains (losses)	803,467	153,477	500,005	145,060	967,608	260,669	(629,061)	452,760
Other income (losses)	33,372	21,703	48,404	822	(1,087)	8,831	20,443	5,714
	1,020,636	446,885	793,050	409,623	1,213,845	540,750	(367,025)	792,549
EXPENSES
Net incurred losses and loss adjustment expenses	76,248	48,068	109,686	163,258	186,692	146,554	43,300	256,299
Acquisition costs	38,202	78,417	37,708	33,310	49,067	51,081	46,043	77,801
General and administrative expenses	142,394	116,780	115,828	97,365	144,830	100,676	98,427	98,263
Interest expense	16,872	13,519	15,003	14,950	14,018	13,036	13,415	11,036
Net foreign exchange losses (gains)	15,018	12,186	8,156	(13,665)	5,158	(2,579)	(11,939)	(3,854)
	288,734	268,970	286,381	295,218	399,765	308,768	189,246	439,545
EARNINGS (LOSS) BEFORE INCOME TAXES	731,902	177,915	506,669	114,405	814,080	231,982	(556,271)	353,004
Income tax benefit (expense)	1,468	12,893	(13,915)	(13,465)	(16,652)	(7,698)	5,272	(4,102)
Earnings (losses) from equity method investments	85,844	11,722	149,065	17,703	(8,790)	17,713	12,450	8,772
NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	819,214	202,530	641,819	118,643	788,638	241,997	(538,549)	357,674
Net earnings (loss) from discontinued operations, net of income taxes	15,441	(4,666)	4,031	7,916	(1,152)	(3,943)	(2,069)	8,068
NET EARNINGS (LOSS)	834,655	197,864	645,850	126,559	787,486	238,054	(540,618)	365,742
Net (earnings) loss attributable to noncontrolling interest	(3,131)	4,900	(21,912)	109	19,992	2,713	32,722	2,148
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR	831,524	202,764	623,938	126,668	807,478	240,767	(507,896)	367,890
Dividends on preferred shares	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(9,139)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$822,599	$193,839	$615,013	$117,743	$798,553	$231,842	$(516,821)	$358,751

Earnings (loss) per ordinary share attributable to Enstar ordinary shareholders:
Basic:
Net earnings (loss) from continuing operations	$37.91	$9.15	$28.39	$5.26	$37.06	$10.90	$(23.93)	$16.49
Net earnings (loss) from discontinued operations	0.33	(0.13)	0.11	0.22	(0.03)	(0.11)	(0.05)	0.22
Basic	$38.24	$9.02	$28.50	$5.48	$37.03	$10.79	$(23.98)	$16.71
Diluted(1):
Net earnings (loss) from continuing operations	$37.47	$9.02	$28.13	$5.21	$36.68	$10.81	$(23.93)	$16.35
Net earnings (loss) from discontinued operations	0.32	(0.13)	0.11	0.21	(0.03)	(0.11)	(0.05)	0.22
Net earnings (loss) per ordinary share	$37.79	$8.89	$28.24	$5.42	$36.65	$10.70	$(23.98)	$16.57
(1) During a period of loss, the basic weighted average ordinary shares outstanding is used in the denominator of the diluted loss per ordinary share computation as the effect of including potentially dilutive securities would be anti-dilutive.